Segment Information - Schedule of Sales by Product Line (Detail) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Net sales	$ 715.7	$ 827.5	$ 869.2	$ 784.6	$ 861.6	$ 997.5	$ 974.9	$ 808.5	$ 3,197.0	$ 3,642.5	$ 3,585.1
Chlorovinyls [Member]
Revenue from External Customer [Line Items]
Net sales									2,506.1	2,930.2	2,917.3
Chlorovinyls [Member] | Chlor-Alkali and Derivative Products [Member]
Revenue from External Customer [Line Items]
Net sales									2,056.3	2,435.3	2,447.2
Chlorovinyls [Member] | Compound Products [Member]
Revenue from External Customer [Line Items]
Net sales									449.8	494.9	470.1
Building Products [Member]
Revenue from External Customer [Line Items]
Net sales									690.9	712.3	667.8
Building Products [Member] | Moulding Products [Member]
Revenue from External Customer [Line Items]
Net sales									148.8	148.2	132.3
Building Products [Member] | Outdoor Building Products [Member]
Revenue from External Customer [Line Items]
Net sales									$ 542.1	$ 564.1	$ 535.5